Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts	¥ (947,069)	¥ 238,162	¥ (102,122)
Trading account securities, excluding derivatives	248,020	(1,030,260)	(722,298)
Trading account losses—net	(699,049)	(792,098)	(824,420)
Foreign exchange derivative contracts	(406,744)	57,914	(44,693)
Net trading losses	¥ (1,105,793)	¥ (734,184)	¥ (869,113)